TRADE AND OTHER PAYABLES - Related party balances (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Sibanye-Stillwater
Outstanding balances for related party transactions [abstract]
Trade payables and accruals include the following amounts payable to related parties:	R 35.1	R 16.5
Rand Refinery Proprietary Limited ("Rand Refinery")
Outstanding balances for related party transactions [abstract]
Trade payables and accruals include the following amounts payable to related parties:	R 1.0	R 0.3